Fair Value Measurement (Fair Value, Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 2,011,874	$ 1,650,394
Western Refining, Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,386,250	889,000
Western Refining, Inc. [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	1,336,184	867,178
Northern Tier Energy LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	357,500	350,000
Northern Tier Energy LP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	359,250	360,500
Western Refining Logistics, LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	320,000	445,000
Western Refining Logistics, LP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 320,000	$ 439,000